Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Net income	$ 497,161	$ 498,866	[1]	$ 383,174
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during period	882,467	615,503		1,223,157
Reclassification adjustment for (gains) losses on securities included in net income	(27,771)	(38,170)		161,323
Reclassification adjustment for other-than-temporarily impaired debt securities for which a portion of the loss was recognized in earnings	0	0		(20,766)
Reclassification adjustment for amortization of (discount) premium	(1,880)	(3,820)		(6,183)
Foreign exchange adjustment on securities marked to market	3,510	(7,735)		(18,199)
Unrealized gains (losses) on securities	856,326	565,778		1,339,332
Unrealized gains (losses), adjustment to deferred acquisition costs	(28,292)	(31,975)		(79,603)
Unrealized gains (losses) on other assets	366	0		0
Total unrealized investment gains (losses)	828,400	533,803		1,259,729
Less applicable taxes	(289,941)	(186,832)		(440,905)
Unrealized gains (losses), net of tax	538,459	346,971		818,824
Foreign exchange translation adjustments, other than securities	(3,261)	5,006		21,833
Less applicable taxes	699	(1,752)		(7,642)
Foreign exchange translation adjustments, other than securities, net of tax	(2,562)	3,254		14,191
Pension adjustments:
Amortization of pension costs	12,146	10,857		11,219
Experience gain (loss)	(26,106)	(23,086)		16,811
Pension adjustments	(13,960)	(12,229)		28,030
Less applicable taxes	4,887	4,279		(9,811)
Pension adjustments, net of tax	(9,073)	(7,950)		18,219
Other comprehensive income (loss)	526,824	342,275		851,234
Comprehensive income (loss)	$ 1,023,985	$ 841,141		$ 1,234,408

[1]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.